Accounts and Notes Receivable, Net	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts and Notes Receivable, Net
5.	ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and the allowance for doubtful accounts consist of the following:

	December 31,
	2014	2015
	RMB	RMB	US$
Accounts receivable	749,456	733,558	113,242
Notes receivable	905	620	96

Allowance for doubtful debts	(10,416)	(40,070)	(6,186)

	739,945	694,108	107,152

As of December 31, 2014 and 2015, all accounts and notes receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2014	2015
	RMB	RMB	US$
Balance at beginning of the year	547	10,416	1,608
Provision	9,924	30,751	4,747
Write-off of accounts receivable	(55)	(1,097)	(169)

Balance at the end of the year	10,416	40,070	6,186

Additions to the Company’s allowance for doubtful accounts were recorded within general and administrative expenses for the years ended December 31, 2013, 2014 and 2015.